STAFF COSTS (Detail Textuals)	1 Months Ended	12 Months Ended
	Jan. 31, 2018 Share kr / shares	Dec. 31, 2018 USD ($) Share seafarer $ / shares	Dec. 31, 2018 Share kr / shares	Dec. 31, 2017 USD ($) Share seafarer	Dec. 31, 2017 Share kr / shares	Dec. 31, 2016 USD ($) Share seafarer	Dec. 31, 2016 Share kr / shares	Dec. 31, 2015 Share
Disclosure Of Employee Benefits [Line Items]
Number of seafarers for which staff costs included in operating expenses | seafarer		112		131		137
Vesting period of RSUs granted		3 years
Number of RSUs granted		944,468
Long term incentive plan
Disclosure Of Employee Benefits [Line Items]
Number of RSUs granted		907,300		866,600		2,127,400
Number of RSUs outstanding as of date		2,719,100	2,719,100	2,611,200	2,611,200	1,999,800	1,999,800	0
Key management personnel of entity or parent
Disclosure Of Employee Benefits [Line Items]
Agreegate compensation paid | $		$ 2,186,679		$ 1,987,726		$ 1,760,420
Agrergate compensation paid for pensions | $		$ 125,959		$ 112,236		$ 95,029
Vesting period of RSUs granted				3 years
Market value of one share | kr / shares					kr 93.6
Chief executive officer | Long term incentive plan
Disclosure Of Employee Benefits [Line Items]
Vesting period of RSUs granted	5 years	3 years				5 years
Installment of RSUs vesting at each anniversary date	3 years
Number of one fifth units vested in share-based payment arrangement.				255,345
Number of RSUs granted	766,035					1,276,725
Vesting percentage of RSU grant		100.00%
Value of RSUs grant | $		$ 900,000
Market value of one share | (per share)	kr 53.7	$ 53.7	kr 49.5				kr 96.3
Vesting perid of other equity instruments exercised		360 days
Percentage of non-vested RSU		60.00%
Percentage of premium on average price to determine exercise price		15.00%